MINERAL PROPERTY INTERESTS	12 Months Ended
Jan. 31, 2014
MINERAL PROPERTY INTERESTS [Text Block]	NOTE 5 – MINERAL PROPERTY INTERESTS
a)	Pinguino Project

Pursuant to the terms of a mineral property option agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director, the Company purchased a 100% interest in a mineral property located in the Santa Cruz Province of the Republic of Argentina, known as the Pinguino Property. The agreement also provides for an area of interest such that, in the event that the optionor records any property claims within five (5) kilometers of the boundaries of the property, such claims will become subject to the mineral property option agreement.

To acquire the property the Company paid a total of approximately $393,390 (CDN$450,000) between 2004 and 2008. The Company wrote off the acquisition costs in a prior year. The agreement is subject to a 2% net smelter royalty. The Company has the right at any time up to 60 days after commencement of commercial production to repurchase either one-half of the royalty for approximately $900,000 (CDN$1,000,000) or all of the royalty for approximately $1,800,000 (CDN$2,000,000).

On December 10, 2010, the Company entered into an agreement with a land owner whereby the Company purchased surface rights to the major portion of the property, known as El Piche, for $815,000. The Company completed this acquisition on December 17, 2010.

b)	Condor Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in certain mineral claims located in the Santa Cruz Province of the Republic of Argentina, known as the Condor Property, subject to a 2% net smelter return royalty in favor of an ex-director. The Company wrote off the acquisition costs in a prior year. The Company has the right to repurchase either one-half of the royalty for approximately $900,000 (CDN$1,000,000) or all of the royalty for $1,800,000 (CDN$2,000,000).

c)	Contreras, other Santa Cruz and Rio Negro Projects

Pursuant to the terms of a Mineral Property Acquisition Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired mineral claims located in the Santa Cruz Province of the Republic of Argentina, then known as the Dyakowski Property for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

On June 30, 2005, the Company entered into an amending agreement whereby the Company amended the Escrow Agreement. This amending agreement was restated August 8, 2005 whereby the Company agreed to release the 4,999,998 shares of its common stock that were being held in escrow. Of the 4,999,998 released shares, 4,749,998 of these shares were returned to treasury and cancelled and 250,000 of these shares were released to an ex-director of the Company for the transfer of the mineral claims to the Company.

In addition, pursuant to the terms of a Share Purchase Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired a 100% interest in SCRN Properties Ltd. (SCRN), a Delaware corporation, the sole asset of which consisted of mineral claims located in the Rio Negro Province of the Republic of Argentina, known as the SCRN Property , for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in mineral claims located in the Santa Cruz and Rio Negro Provinces of the Republic of Argentina, known as the Storm Cat Property. Subsequent to acquisition of these properties, the Company has accounted for expenditures by province. The Company wrote off the acquisition costs in a prior year.

d)	British Columbia Claims

On June 7, 2010, the Company acquired a group of three contiguous mineral tenures known as the Clapperton Property, covering an aggregate of approximately 825 hectares of land located in south central British Columbia, Canada, approximately 25 kilometers northeast of the town of Merritt, British Columbia. The total purchase amount was $324. Between May 25, 2011 and June 4, 2013, the Company made cash-in-lieu payments of approximately $11,848 (CDN$11,791) which advanced the expiry date of the three mineral tenures to December 7, 2013. During the fall of 2013, the Company performed preliminary exploration work on the property and subsequent to year-end submitted a report to the British Colombia government. The report was approved and extended the expiry date of the three mineral tenures to March 1, 2016.

Mineral property interests expense reflected in the accompanying consolidated statements of operations relates to the following projects:

				December
	Years			21, 2001
	Ended			(Inception) to
	January 31,			January 31,
	2014	2013	2012	2014

Pinguino:
Assaying, testing and analysis	$74,840	$178,337	$256,359	$1,224,933
Camp, salaries and supplies	642,222	1,841,027	1,674,527	6,393,495
Claim maintenance	42,629	31,243	59,626	180,488
Drilling	425,463	1,680,359	3,020,527	10,738,224
Engineering	22,415	666,707	330,095	1,150,377
Environmental	12,233	35,518	139,647	187,398
Geological and geophysical	254,819	281,229	261,902	1,842,087
Metallurgical	11,230	264,543	1,064	346,274
Travel and accommodation	53,302	35,736	94,693	360,627
	1,539,153	5,014,699	5,838,440	22,423,903
Condor:
Camp, salaries and supplies	-	8,260	26,097	34,555
Claim maintenance	3,402	12,435	18,858	42,223
Environmental	23,486	-	-	23,486
Geological and geophysical	-	15,712	90,615	110,512
	26,888	36,407	135,570	210,776
Contreras and other Santa Cruz:
Assaying, testing and analysis	1,535	-	-	61,782
Camp, salaries and supplies	4,079	5,013	1,548	180,556
Claim maintenance	6,608	12,646	-	41,105
Environmental	23,899	4,900	-	28,799
Geological and geophysical	13,803	248	98,129	146,010
Travel and accommodation	200	-	-	29,014
	50,124	22,807	99,677	487,266
Rio Negro:
Assaying, testing and analysis	1,016	496	-	1,512
Camp, salaries and supplies	5,135	13,476	-	70,447
Claim maintenance	9,907	54,301	8,499	79,815
Geological and geophysical	3,874	602	-	44,309
Travel and accommodation	83	818	-	10,818
	20,015	69,693	8,499	206,901

British Columbia Claims and other:	6,330	4,067	3,781	45,907
	$1,642,510	$5,147,673	$6,085,967	$23,374,753